Investments - Analysis of net realized gains (losses) and the change in unrealized (losses) gains on investments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net realized gains (losses):
OTTI on investments, net of amounts transferred to other comprehensive income			$ (83,000)	$ (35,700)
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	$ 92,750	$ 52,891	202,178	107,462	$ 87,777
Net realized and unrealized (losses) on investment related derivative instruments			(8,616)	20,121	6,367
Net realized (losses) on investments and net realized and unrealized (losses) on investment related derivative instruments			193,562	127,583	94,144
Net change in unrealized gains (losses) on investments			(956,986)	970,715	(957,192)
Total net realized gains (losses) on investments			(763,424)	1,098,298	(863,048)
Fixed maturities | HTM
Net realized gains (losses):
Net change in unrealized gains (losses) on investments			0	(272,540)	(175,817)
Equity securities
Net realized gains (losses):
Net change in unrealized gains (losses) on investments			(59,619)	(32,577)	105,163
Affiliates and other investments
Net realized gains (losses):
Net change in unrealized gains (losses) on investments			(6,072)	35,143	26,636
Excluding Life Funds Withheld Assets
Net realized gains (losses):
Gross realized gains	61,227	62,300
Gross realized losses on investments sold	(50,063)	(47,122)
OTTI on investments, net of amounts transferred to other comprehensive income	(19,580)	(10,576)
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	(8,416)	4,602	19,997	122,991	87,777
Excluding Life Funds Withheld Assets | Fixed maturities, short term investments and cash equivalents
Net realized gains (losses):
Gross realized gains			187,523	119,817	129,479
Gross realized losses on investments sold			(134,441)	(66,892)	(84,703)
OTTI on investments, net of amounts transferred to other comprehensive income			(54,346)	(12,341)	(16,282)
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets			(1,264)	40,584	28,494
Excluding Life Funds Withheld Assets | Fixed maturities | AFS
Net realized gains (losses):
Net change in unrealized gains (losses) on investments			(486,140)	360,463	(913,174)
Excluding Life Funds Withheld Assets | Equity securities
Net realized gains (losses):
Gross realized gains			79,556	96,260	29,402
Gross realized losses on investments sold			(49,223)	(12,270)	(3,185)
OTTI on investments, net of amounts transferred to other comprehensive income	(7,000)		(15,954)	(10,944)	(17)
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets			14,379	73,046	26,200
Excluding Life Funds Withheld Assets | Other investments
Net realized gains (losses):
Gross realized gains			39,198	31,830	46,934
Gross realized losses on investments sold			(19,656)	(10,011)	(13,851)
OTTI on investments, net of amounts transferred to other comprehensive income			(12,660)	(12,458)	0
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets			6,882	9,361	33,083
Life Funds Withheld Assets
Net realized gains (losses):
Gross realized gains	62,850	53,128
Gross realized losses on investments sold	(28,434)	(390)
OTTI on investments, net of amounts transferred to other comprehensive income	(2,346)	(5,209)
Net unrealized gains (losses) on investments, trading securities	69,096	760	(27,734)	(9)	0
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	$ 101,166	$ 48,289
Life Funds Withheld Assets | Fixed maturities, short term investments and cash equivalents
Net realized gains (losses):
Gross realized gains			259,798	7,926	0
Gross realized losses on investments sold			(36,526)	(2,859)	0
OTTI on investments, net of amounts transferred to other comprehensive income			(13,357)	(20,587)	0
Net unrealized gains (losses) on investments, trading securities			(27,734)	(9)	0
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets			182,181	(15,529)	0
Life Funds Withheld Assets | Fixed maturities | AFS
Net realized gains (losses):
Net change in unrealized gains (losses) on investments			$ (405,155)	$ 880,226	$ 0